Arthrex Distributor and License Agreement (Details Textual) (Arthrex [Member], USD $) In Millions, unless otherwise specified	Aug. 07, 2013
Arthrex [Member]
Arthrex Distributor And License Agreements [Line Items]
Retainage Deposit	$ 5